Related Party Notes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Note Payable to LSW 1				$ 79,000
Note Payable to LSW 2				100,000
Interest Expense	$ 0	$ 121,199	$ 8,043		$ 337,852		$ 44	$ 16,308
Note Payable 1 held by chairman							200,150
Note Payable 2 Held by Charmain							$ 184,300
Conversion Rate							$ 0.50
Due Date of Note 1							Dec. 19, 2017
Due Date of Note 2							Dec. 30, 2017
Company Repayment to chairman							$ 25,000
Conversion of interest							200,150
Interest Expense of Notes							2,939
Company Intest Expense from Notes				$ 262,613		$ 160,089	$ 337,852	$ 16,308